Subordinated Debentures (Details) - USD ($)		12 Months Ended
	May 14, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2005
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Debt Instrument Unamortized Debt Costs		$ 459,000	$ 519,000
Debt Instrument, Unamortized Discount (Premium), Net		$ 23,700,000	$ 23,600,000
Subordinated debentures
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Proceeds from Issuance of Long-term Debt				$ 4,100,000
Repayments of Subordinated Debt				$ 4,100,000
Subordinated debentures | LIBOR
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Debt instrument, basis spread on variable rate				1.35%
Junior Subordinated Debt [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Debt Instrument, face amount	$ 20,000,000
Debt instrument, interest rate, stated percentage	6.00%
Debt instrument, maturity date	May 31, 2024
Debt instrument, description of variable date basis	three-month LIBOR
Debt instrument, basis spread on variable rate	3.625%